Accounting policies - Potential impact of changing inputs (Details) - Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2018 MXN ($)
Red Compartida
Financial instruments
Potential impact on consolidated income statement - Most favorable input	$ 7,000
Potential impact on consolidated income statement - Least favorable input	(53,000)
Cross Currency Swaps (CCS)
Financial instruments
Potential impact on consolidated income statement - Most favorable input	11,000
Potential impact on consolidated income statement - Least favorable input	(11,000)
Red Compartida
Financial instruments
Potential impact on consolidated income statement - Most favorable input	19,000
Potential impact on consolidated income statement - Least favorable input	(2,000)
Loans and advances to customers
Financial instruments
Potential impact on consolidated income statement - Least favorable input	$ (95,000)